Other Intangible Assets (Narrative) (Details) - USD ($) $ in Millions	3 Months Ended			12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other Intangible Assets [Line Items]
Impairment charges of definite-life intangibles assets	$ 0.0	$ 183.4
Impairment charges				$ 18.2	$ 3.0
Amortization of intangible assets				$ 75.0	81.9	$ 61.3
Minimum [Member] | Definite-life intangible assets [Member]
Other Intangible Assets [Line Items]
Discount rate (as a percent)				0.00%
Growth rate (as a percent)				0.00%
Maximum [Member] | Definite-life intangible assets [Member]
Other Intangible Assets [Line Items]
Discount rate (as a percent)				0.00%
Growth rate (as a percent)				0.00%
MakerBot [Member]
Other Intangible Assets [Line Items]
Impairment charges of definite-life intangibles assets			$ 43.2	$ 108.7	$ 11.6
Discount rate (as a percent)					13.50%
Growth rate (as a percent)					3.50%
Expected cash flow period					5 years
Developed Technology [Member]
Other Intangible Assets [Line Items]
Impairment charges of definite-life intangibles assets	0.0	151.0			$ 11.6
Developed Technology [Member] | MakerBot [Member]
Other Intangible Assets [Line Items]
Impairment charges of definite-life intangibles assets			29.8
Customer relationships, trade names and non-compete agreements [Member]
Other Intangible Assets [Line Items]
Impairment charges of definite-life intangibles assets	0.0	32.4
Customer relationships, trade names and non-compete agreements [Member] | MakerBot [Member]
Other Intangible Assets [Line Items]
Impairment charges of definite-life intangibles assets			$ 13.4
In-process Research and Development [Member]
Other Intangible Assets [Line Items]
Impairment charges	8.4	$ 9.8			$ 3.0
Customer relationships, trade names, non-compete agreements and capitalized software development costs [Member]
Other Intangible Assets [Line Items]
Impairment charges of definite-life intangibles assets	$ 23.0